Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.4%
		Argentina: 1.9%
500,000	(1)	Arcor SAIC, 6.000%, 07/06/2023	$496,250	0.5
750,000	(1)	Arcos Dorados Holdings, Inc., 5.875%, 04/04/2027	791,610	0.7
1,100,000	(1)	YPF SA, 8.500%, 06/27/2029	804,419	0.7
			2,092,279	1.9

		Brazil: 10.6%
750,000	(1),(2)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	801,375	0.8
550,000		Braskem Finance Ltd., 6.450%, 02/03/2024	622,187	0.6
550,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	574,453	0.5
350,000	(1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	362,355	0.3
675,000	(1)	CSN Resources SA, 4.625%, 06/10/2031	690,430	0.6
250,000		Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	290,315	0.3
675,000	(1)	Hidrovias International Finance SARL, 4.950%, 02/08/2031	686,812	0.6
650,000	(1),(3)	Itau Unibanco Holding SA/Cayman Island, 3.875%, 04/15/2031	647,364	0.6
550,000	(1),(3)	Itau Unibanco Holding SA/Cayman Island, 4.625%, 12/31/2199	530,481	0.5
950,000	(1)	JBS Finance Luxembourg Sarl, 3.625%, 01/15/2032	950,656	0.9
700,000	(1)	Klabin Finance SA, 4.875%, 09/19/2027	775,250	0.7
350,000		MercadoLibre, Inc., 2.375%, 01/14/2026	352,716	0.3
600,000		MercadoLibre, Inc., 3.125%, 01/14/2031	589,800	0.6
475,000	(1),(2)	Minerva Luxembourg SA, 4.375%, 03/18/2031	472,506	0.4
300,000	(1)	Minerva Luxembourg SA, 5.875%, 01/19/2028	318,825	0.3
700,000	(1)	Natura Cosmeticos SA, 4.125%, 05/03/2028	718,375	0.7
700,000		Petrobras Global Finance BV, 5.600%, 01/03/2031	784,875	0.7
750,000	(1),(2)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	867,188	0.8
300,000	(1)	Suzano Austria GmbH, 7.000%, 03/16/2047	406,085	0.4
			11,442,048	10.6

		Chile: 5.9%
525,000	(1)	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.050%, 04/27/2026	541,222	0.5
400,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	431,088	0.4
600,000	(1)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	651,183	0.6
200,000		Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	240,793	0.2
675,000	(1)	Colbun SA, 3.950%, 10/11/2027	738,548	0.7
825,000	(1)	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/2030	822,113	0.8
575,000	(1)	Inversiones CMPC SA, 3.000%, 04/06/2031	577,875	0.5
750,000	(1),(2)	Falabella SA, 3.750%, 10/30/2027	803,276	0.7
500,000	(1)	VTR Comunicaciones SpA, 4.375%, 04/15/2029	500,575	0.5
1,000,000	(1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	1,046,975	1.0
			6,353,648	5.9

		China: 4.3%
1,500,000		Bank of China Ltd., 5.000%, 11/13/2024	1,675,557	1.5
350,000		China Evergrande Group, 8.750%, 06/28/2025	234,719	0.2
500,000		CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	548,531	0.5
500,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	571,961	0.5
600,000	(1)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	612,329	0.6
950,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,041,511	1.0
			4,684,608	4.3

		Colombia: 6.3%
500,000		Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	523,890	0.5
350,000		Banco de Bogota SA, 4.375%, 08/03/2027	370,113	0.3
750,000	(3)	Bancolombia SA, 4.625%, 12/18/2029	763,132	0.7
250,000		Ecopetrol SA, 5.875%, 05/28/2045	268,187	0.2
700,000		Ecopetrol SA, 6.875%, 04/29/2030	845,782	0.8

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Colombia: (continued)
625,000	(1)	Geopark Ltd., 5.500%, 01/17/2027	$632,037	0.6
600,000	(1)	Millicom International Cellular SA, 4.500%, 04/27/2031	621,825	0.6
450,000	(1)	Millicom International Cellular SA, 5.125%, 01/15/2028	469,458	0.4
600,000	(1),(2)	Oleoducto Central SA, 4.000%, 07/14/2027	619,920	0.6
500,000	(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	497,488	0.5
600,000	(1)	SierraCol Energy Andina LLC, 6.000%, 06/15/2028	608,070	0.6
500,000	(1)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	559,068	0.5
			6,778,970	6.3

		Ghana: 0.9%
200,000		Tullow Oil PLC, 7.000%, 03/01/2025	178,300	0.2
735,000	(1)	Tullow Oil PLC, 10.250%, 05/15/2026	773,216	0.7
			951,516	0.9

		Hong Kong: 0.6%
600,000	(1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	612,840	0.6

		India: 4.9%
700,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	734,324	0.7
800,000	(1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	881,765	0.8
525,000	(1),(3)	Network i2i Ltd., 3.975%, 12/31/2199	527,024	0.5
1,175,000	(1),(2)	Reliance Industries Ltd., 3.667%, 11/30/2027	1,285,907	1.2
550,000	(1)	Vedanta Resources Finance II PLC, 8.950%, 03/11/2025	541,032	0.5
700,000	(1)	Vedanta Resources Finance II PLC, 13.875%, 01/21/2024	768,527	0.7
600,000		Vedanta Resources Ltd., 7.125%, 05/31/2023	556,806	0.5
			5,295,385	4.9

		Indonesia: 2.6%
1,100,000	(1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	1,136,124	1.0
800,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	822,740	0.8
550,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	597,163	0.6
250,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	271,437	0.2
			2,827,464	2.6

		Israel: 4.5%
900,000		Altice Financing SA, 7.500%, 05/15/2026	938,295	0.9
800,000	(1),(3)	Bank Leumi Le-Israel BM, 3.275%, 01/29/2031	820,680	0.7
500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	561,430	0.5
200,000		Israel Electric Corp. Ltd., 6.875%, 06/21/2023	223,455	0.2
600,000	(1),(3)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	608,625	0.6
500,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	498,870	0.5
1,250,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,190,625	1.1
			4,841,980	4.5

		Jamaica: 0.3%
288,000	(1)	Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.750%, 05/25/2024	300,999	0.3

		Kazakhstan: 2.0%
650,000	(1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	675,125	0.6
500,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	571,485	0.6
850,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	867,978	0.8
			2,114,588	2.0

		Kuwait: 2.7%
800,000	(1)	Equate Petrochemical BV, 2.625%, 04/28/2028	809,920	0.7
575,000		Equate Petrochemical BV, 4.250%, 11/03/2026	640,080	0.6
1,400,000	(1),(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,465,681	1.4
			2,915,681	2.7

		Macau: 1.5%
1,500,000	(1)	Melco Resorts Finance Ltd., 5.750%, 07/21/2028	1,586,250	1.5

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Malaysia: 0.6%
650,000	(1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	648,882	0.6

		Mexico: 6.9%
950,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	$1,033,866	1.0
500,000	(1),(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	565,625	0.5
350,000	(1),(3)	Cemex SAB de CV, 5.125%, 12/31/2199	361,707	0.3
850,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	937,176	0.9
200,000	(1)	Cemex SAB de CV, 7.375%, 06/05/2027	226,020	0.2
1,000,000	(1),(2)	Credito Real SAB de CV SOFOM ER, 8.000%, 01/21/2028	860,790	0.8
500,000	(1),(3)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	528,002	0.5
500,000	(1),(2)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	539,965	0.5
800,000	(1)	Orbia Advance Corp. SAB de CV, 2.875%, 05/11/2031	806,032	0.7
625,000	(1)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	709,688	0.7
600,000		Southern Copper Corp., 5.875%, 04/23/2045	840,750	0.8
			7,409,621	6.9

		Morocco: 1.1%
500,000	(1)	OCP SA, 4.500%, 10/22/2025	543,015	0.5
500,000		OCP SA, 6.875%, 04/25/2044	611,513	0.6
			1,154,528	1.1

		Oman: 2.0%
950,000	(1)	OQ SAOC, 5.125%, 05/06/2028	957,298	0.9
550,000	(1)	Oryx Funding Ltd., 5.800%, 02/03/2031	582,054	0.5
220,000		Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	234,685	0.2
350,000		Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	389,517	0.4
			2,163,554	2.0

		Panama: 2.8%
825,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	864,352	0.8
500,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	484,883	0.4
1,000,000		C&W Senior Financing DAC, 6.875%, 09/15/2027	1,070,550	1.0
600,000	(1)	ENA Master Trust, 4.000%, 05/19/2048	604,473	0.6
			3,024,258	2.8

		Peru: 3.8%
1,050,000	(1),(3)	Banco de Credito del Peru, 3.125%, 07/01/2030	1,045,695	0.9
500,000	(1)	Credicorp Ltd., 2.750%, 06/17/2025	508,712	0.5
550,000		Inkia Energy Ltd., 5.875%, 11/09/2027	569,074	0.5
650,000	(1)	InRetail Consumer, 3.250%, 03/22/2028	643,770	0.6
200,000		Kallpa Generacion SA, 4.125%, 08/16/2027	205,796	0.2
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	514,490	0.5
650,000	(1)	Volcan Cia Minera SAA, 4.375%, 02/11/2026	645,626	0.6
			4,133,163	3.8

		Poland: 0.7%
785,000	(1)	CANPACK SA / Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025	799,758	0.7

		Qatar: 1.2%
650,000	(1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	659,342	0.6
650,000		Qatar Petroleum, 3.300%, 07/12/2051	650,000	0.6
			1,309,342	1.2

		Russia: 7.4%
1,000,000	(1),(3)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	1,052,640	1.0
750,000	(1)	Evraz PLC, 5.250%, 04/02/2024	809,741	0.7
800,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	895,438	0.8
275,000	(1)	Gazprom PJSC via Gaz Finance PLC, 2.950%, 01/27/2029	270,147	0.2
800,000	(1),(3)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	835,566	0.8
775,000	(1)	Lukoil Securities BV, 3.875%, 05/06/2030	820,268	0.8
500,000		Sberbank of Russia Via SB Capital SA, 5.250%, 05/23/2023	530,437	0.5
550,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	574,839	0.5
500,000	(1),(3)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	520,500	0.5

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Russia: (continued)
1,000,000	(1)	VEON Holdings BV, 4.000%, 04/09/2025	$1,056,635	1.0
600,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	635,475	0.6
			8,001,686	7.4

		Saudi Arabia: 2.2%
275,000	(1),(2)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	278,756	0.2
1,400,000	(1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	1,376,711	1.3
600,000		Saudi Electricity Global Sukuk Co. 2, 5.060%, 04/08/2043	724,125	0.7
			2,379,592	2.2

		Singapore: 1.7%
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	980,529	0.9
800,000	(1),(3)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	802,208	0.8
			1,782,737	1.7

		South Africa: 2.8%
1,000,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	1,045,000	1.0
400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	500,000	0.4
775,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	846,141	0.8
625,000		Sasol Financing USA LLC, 4.375%, 09/18/2026	647,660	0.6
			3,038,801	2.8

		South Korea: 3.0%
700,000	(1)	Kookmin Bank, 2.500%, 11/04/2030	697,599	0.7
550,000	(1),(3)	Kookmin Bank, 4.350%, 12/31/2199	581,276	0.5
425,000	(1),(3)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	423,079	0.4
700,000	(1)	SK Hynix, Inc., 2.375%, 01/19/2031	683,056	0.6
725,000	(1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	797,142	0.8
			3,182,152	3.0

		Thailand: 2.3%
500,000	(1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	576,808	0.5
800,000	(1),(3)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	845,144	0.8
1,000,000	(1)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	1,078,563	1.0
			2,500,515	2.3

		Turkey: 4.5%
775,000	(1)	Akbank TAS, 6.800%, 02/06/2026	819,729	0.7
550,000	(1)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	608,619	0.6
550,000		Turkiye Is Bankasi AS, 6.125%, 04/25/2024	574,109	0.5
600,000	(1)	Turkiye Sinai Kalkinma Bankasi AS, 5.875%, 01/14/2026	605,100	0.6
700,000	(1)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	780,080	0.7
700,000	(1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	718,931	0.7
700,000	(1),(3)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	724,780	0.7
			4,831,348	4.5

		Ukraine: 0.7%
750,000	(1)	MHP Lux SA, 6.250%, 09/19/2029	753,900	0.7

		United Arab Emirates: 3.0%
850,000	(1)	Abu Dhabi National Energy Co. PJSC, 2.000%, 04/29/2028	856,630	0.8
700,000		DP World Ltd., 6.850%, 07/02/2037	950,917	0.9
525,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	516,762	0.5
400,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	398,295	0.3
500,000		MAF Global Securities Ltd., 4.750%, 05/07/2024	543,500	0.5
			3,266,104	3.0

		Zambia: 0.7%
750,000	(1)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	765,472	0.7

	Total Corporate Bonds/Notes
	(Cost $99,091,609)		103,943,669	96.4

SOVEREIGN BONDS: 1.3%
		Egypt: 0.4%
400,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	440,540	0.4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Ghana: 0.5%
550,000	(1) Ghana Government International Bond, 6.375%, 02/11/2027	$553,966	0.5

	Nigeria: 0.4%
400,000	Nigeria Government International Bond, 6.500%, 11/28/2027	425,156	0.4

	Total Sovereign Bonds
	(Cost $1,350,000)	1,419,662	1.3

	Total Long-Term Investments
	(Cost $100,441,609)	105,363,331	97.7

SHORT-TERM INVESTMENTS: 6.1%
	Repurchase Agreements: 4.5%
1,135,900	(4) Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,135,902, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $1,158,618, due 07/25/21-05/20/71)	1,135,900	1.1
1,135,870	(4) Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,135,872, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,158,587, due 07/01/21-01/15/59)	1,135,870	1.0
1,135,870	(4) Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,135,872, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,158,587, due 11/30/21-07/01/51)	1,135,870	1.0
336,695	(4) Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $336,695, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $343,429, due 03/01/25-07/01/51)	336,695	0.3
1,135,870	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,135,872, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,158,587, due 08/01/21-04/15/62)	1,135,870	1.1

	Total Repurchase Agreements
	(Cost $4,880,205)	4,880,205	4.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
1,687,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $1,687,000)	1,687,000	1.6

	Total Short-Term Investments
	(Cost $6,567,205)	6,567,205	6.1

	Total Investments in Securities (Cost $107,008,814)	$111,930,536	103.8
	Liabilities in Excess of Other Assets	(4,073,191)	(3.8)
	Net Assets	$107,857,345	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2021.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2021.

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financial	22.6%
Energy	18.9
Basic Materials	17.7
Communications	10.5
Consumer, Non-cyclical	7.7
Utilities	7.6
Industrial	5.4
Consumer, Cyclical	5.4
Sovereign Bonds	1.3
Technology	0.6
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(3.8)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$103,943,669	$–	$103,943,669
Sovereign Bonds	–	1,419,662	–	1,419,662
Short-Term Investments	1,687,000	4,880,205	–	6,567,205
Total Investments, at fair value	$1,687,000	$110,243,536	$–	$111,930,536
Other Financial Instruments+
Futures	58,175	–	–	58,175
Total Assets	$1,745,175	$110,243,536	$–	$111,988,711
Liabilities Table
Other Financial Instruments+
Futures	$(188,607)	$–	$–	$(188,607)
Total Liabilities	$(188,607)	$–	$–	$(188,607)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2021, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	50	09/30/21	$11,016,016	$(17,695)
U.S. Treasury 5-Year Note	47	09/30/21	5,801,195	(12,160)
U.S. Treasury Ultra Long Bond	7	09/21/21	1,348,813	58,175
			$18,166,024	$28,320
Short Contracts:
U.S. Treasury 10-Year Note	(72)	09/21/21	(9,540,000)	(38,446)
U.S. Treasury Ultra 10-Year Note	(52)	09/21/21	$(7,654,563)	$(120,306)
			$(17,194,563)	$(158,752)

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $107,377,040.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,294,136
Gross Unrealized Depreciation	(871,072)
Net Unrealized Appreciation	$4,423,064